Issuance of common units and Series A Preferred Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross proceeds for units issued	$ 9,296	$ 3,231	$ 14,340
Less: Commissions	(160)	(57)	(246)
Net proceeds for units issued	9,136	3,174	14,094
Common Units [Member]
Gross proceeds for units issued	829		1,042
Less: Commissions	(11)		(13)
Net proceeds for units issued	818		1,029
8.75% Series A Preferred Units [Member]
Gross proceeds for units issued	8,467	3,231	13,298
Less: Commissions	(149)	(57)	(233)
Net proceeds for units issued	$ 8,318	$ 3,174	$ 13,065